Earnings per share (EPS) - Income data used in the basic and diluted EPS calculations from continuing operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Profit for the year from continuing operations	€ 33,612	€ 34,645	€ 10,491
Profit for the year from continuing operations	34,150	35,406	10,891
Class A shares
Earnings per share
Profit for the year from continuing operations	€ 23,845	€ 24,675	€ 7,580
Basic EPS from continuing operations	€ 0.11	€ 0.12	€ 0.04
Diluted EPS from continuing operations	€ 0.1	€ 0.11	€ 0.03
Class B shares
Earnings per share
Profit for the year from continuing operations	€ 10,305	€ 10,731	€ 3,311
Basic EPS from continuing operations	€ 0.01	€ 0.01	€ 0
Diluted EPS from continuing operations	€ 0.01	€ 0.01	€ 0.00